Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2022
Prepaid Expense and Other Assets, Current [Abstract]
Prepayments And Other Current Assets

5. PREPAYMENTS AND OTHER CURRENT ASSETS

	As of December 31,
	2021	2022
	(RMB in thousands)
Receivables from third-party payment service providers (i)	628,611	377,928
Deposits to Institutional Funding Partners (ii)	208,409	212,199
Prepayment to inventory suppliers	33,976	55,958
Prepaid input value-added tax	20,504	37,089
Staff advances	8,071	8,344
Rental deposits and other current assets	41,579	42,762
Loans at fair value(iii)	252,970	352,672
Total prepayments and other current assets	1,194,120	1,086,952

(i)
The Group opened accounts with third‑party payment service providers mainly to facilitate collection and transfer of the funds, interest and service fees from/to the Borrowers and Institutional Funding Partners. The balance of receivables from third‑party payment service providers represents amounts temporarily held in these accounts.
(ii)
The balances represent deposits made to the Institutional Funding Partners to directly satisfy the principal and interest payment obligations in case of Borrowers’ defaults.
(iii)
The Group elected the fair value option for the loans acquired or purchased from the relevant funding partners starting from the second quarter of 2020. As described in Note 2(j), the Group uses significant unobservable inputs to measure the fair value of these loans.